Offsets	Nov. 09, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Agility Robotics, Inc.
Form or Filing Type	S-1
File Number	333-291626
Initial Filing Date	Nov. 18, 2025
Fee Offset Claimed	$ 5,479.12
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, $0.0001 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	3,450,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 39,675,000.00
Termination / Withdrawal Statement	The Registrant is the successor to Churchill Capital Corp XI, which domesticated as a Delaware corporation and changed its name to "Agility Robotics, Inc." in connection with the Business Combination that closed on November 4, 2026. Churchill Capital Corp XI paid an aggregate registration fee of $5,479.12 in connection with the registration of 3,450,000 shares of Class A ordinary shares, par value $0.0001 (the "Class A ordinary shares"), underlying the Public Warrants it sold in its initial public offering under a registration statement on Form S-1 (File No. 333-291626) (the "Initial Registration Statement"), consisting of $5,479.12 paid upon the initial filing on November 18, 2025 and amended on December 10. 2025, which registration statement was declared effective by the Securities and Exchange Commission on December 16, 2025. The offering under such registration statement has terminated, and the 3,450,000 of these securities that remain unsold are being registered under this registration statement. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon filing of this registration statement has been offset by $5,479.12.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Agility Robotics, Inc.
Form or Filing Type	S-1
File Number	333-292183
Initial Filing Date	Dec. 16, 2025
Fee Offset Claimed	$ 1,096.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, $0.0001 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	690,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 7,935,000.00
Termination / Withdrawal Statement	Churchill Capital Corp XI filed a registration statement on Form S-1 (File No. 333-292183) to register additional 690,000 Class A ordinary shares underlying the Public Warrants under the Initial Registration statement, consisting of $1,096.00 paid upon the filing on December 16, 2025. The offering under such registration statement has terminated, and the 690,000 of these securities that remain unsold are being registered under this registration statement. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon filing of this registration statement has been offset by $1,096.00.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Agility Robotics, Inc.
Form or Filing Type	S-1
File Number	333-291626
Filing Date	Nov. 18, 2025
Fee Paid with Fee Offset Source	$ 5,479.12
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Agility Robotics, Inc.
Form or Filing Type	S-1
File Number	333-292183
Filing Date	Dec. 16, 2025
Fee Paid with Fee Offset Source	$ 1,096.00